INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 4,896	$ 3,711
Non-Current Assets	69,065	57,620
Total assets	73,961	61,331
Current Liabilities	8,661	5,524
Non-Current Liabilities	38,909	34,134
Total liabilities	47,570	39,658
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	2,997	2,948
Non-Current Assets	49,972	51,725
Total assets	52,969	54,673
Current Liabilities	4,578	3,972
Non-Current Liabilities	27,153	24,244
Total liabilities	31,731	28,216
Total Net Assets	21,238	26,457
Other Ownership Interests	16,513	20,929
Partnership’s Share	4,725	5,528
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	359	646
Non-Current Assets	5,723	6,142
Total assets	6,082	6,788
Current Liabilities	444	487
Non-Current Liabilities	3,738	4,238
Total liabilities	4,182	4,725
Total Net Assets	1,900	2,063
Other Ownership Interests	1,670	1,810
Partnership’s Share	230	253
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,356	1,266
Non-Current Assets	24,437	25,762
Total assets	25,793	27,028
Current Liabilities	2,172	1,959
Non-Current Liabilities	13,044	9,836
Total liabilities	15,216	11,795
Total Net Assets	10,577	15,233
Other Ownership Interests	8,260	12,474
Partnership’s Share	2,317	2,759
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	223	173
Non-Current Assets	6,275	6,392
Total assets	6,498	6,565
Current Liabilities	234	249
Non-Current Liabilities	4,087	4,033
Total liabilities	4,321	4,282
Total Net Assets	2,177	2,283
Other Ownership Interests	1,125	911
Partnership’s Share	1,052	1,372
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,055	841
Non-Current Assets	13,393	13,308
Total assets	14,448	14,149
Current Liabilities	1,727	1,263
Non-Current Liabilities	6,284	6,081
Total liabilities	8,011	7,344
Total Net Assets	6,437	6,805
Other Ownership Interests	5,350	5,672
Partnership’s Share	1,087	1,133
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4	22
Non-Current Assets	144	121
Total assets	148	143
Current Liabilities	1	14
Non-Current Liabilities	0	56
Total liabilities	1	70
Total Net Assets	147	73
Other Ownership Interests	108	62
Partnership’s Share	$ 39	11
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	38.00%
Loans and receivables	$ 375	$ 500
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%	50.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	38.00%	50.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%